Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	95-3630868
Plan number	004
Participant Contributions Transferred Late to the Plan (Participant Loan Repayments are Included)		$ 1,000
Contributions Not Corrected		0
Contributions Corrected Outside VFCP		1
Contributions Pending Correction in VFCP		0
Total Fully Corrected Under Voluntary Fiduciary Correction Program (VFCP) and Prohibited Transition Exemption 2002-51		$ 0